Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings Inc.(a)(b)	19,292	$795,795
Curtiss-Wright Corp.	11,122	991,192
Moog Inc., Class A	8,012	430,405
Spirit AeroSystems Holdings Inc., Class A(b)	28,184	551,561
Virgin Galactic Holdings Inc.(a)(b)	23,046	517,383

		3,286,336

Auto Components — 0.8%
LCI Industries	6,712	844,369
Visteon Corp.(a)	7,431	539,565

		1,383,934

Banks — 9.7%
Ameris Bancorp.	17,430	402,197
Atlantic Union Bankshares Corp.	21,044	474,963
BancorpSouth Bank	25,957	543,280
Bank of Hawaii Corp.	10,684	605,035
Columbia Banking System Inc.	19,102	552,621
Community Bank System Inc.	13,894	781,260
Cullen/Frost Bankers Inc.	15,200	1,095,312
CVB Financial Corp.	34,356	620,813
East West Bancorp. Inc.	37,782	1,309,524
First Citizens BancShares Inc./NC, Class A	2,104	896,031
Glacier Bancorp. Inc.	23,692	836,565
Independent Bank Corp.	8,789	567,066
Investors Bancorp. Inc.	54,110	439,373
Pinnacle Financial Partners Inc.	19,039	754,325
Popular Inc.	23,533	873,310
Prosperity Bancshares Inc.	24,744	1,374,777
Simmons First National Corp., Class A	28,975	480,695
South State Corp.	19,035	907,208
Sterling Bancorp./DE	51,926	584,168
United Bankshares Inc./WV	33,963	893,906
United Community Banks Inc./GA	20,894	374,629
Westamerica Bancorp.	7,172	432,902
Western Alliance Bancorp.	24,776	890,697
Wintrust Financial Corp.	15,373	657,964

		17,348,621

Biotechnology — 2.6%
Alkermes PLC(a)	42,389	763,426
Apellis Pharmaceuticals Inc.(a)	13,926	360,544
Bluebird Bio Inc.(a)	17,289	1,049,442
Inovio Pharmaceuticals Inc.(a)(b)	39,684	771,457
Kodiak Sciences Inc.(a)	6,662	308,650
Momenta Pharmaceuticals Inc.(a)	31,432	926,930
Principia Biopharma Inc.(a)	5,030	420,508

		4,600,957

Building Products — 0.5%
UFP Industries Inc.	16,316	949,918

Capital Markets — 1.5%
Ares Management Corp., Class A	19,808	791,132
Eaton Vance Corp., NVS	30,423	1,099,487
Houlihan Lokey Inc.	13,196	723,141

		2,613,760

Chemicals — 4.5%
Ashland Global Holdings Inc.	16,144	1,218,549
Avient Corp.	24,406	583,303
Axalta Coating Systems Ltd.(a)	55,914	1,241,291

Security	Shares	Value

Chemicals (continued)
HB Fuller Co.	13,729	$622,473
Innospec Inc.	6,562	493,265
Mosaic Co. (The)	93,114	1,254,246
NewMarket Corp.	1,928	722,634
Sensient Technologies Corp.	11,311	590,547
Stepan Co.	5,341	583,237
WR Grace & Co.	14,843	684,708

		7,994,253

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	17,793	638,769
Advanced Disposal Services Inc.(a)(b)	19,338	583,234
Brady Corp., Class A, NVS	12,930	594,392
Brink’s Co. (The)	13,481	597,882
Casella Waste Systems Inc., Class A(a)	11,878	658,160
Healthcare Services Group Inc.	19,872	520,448
Stericycle Inc.(a)	24,411	1,475,279

		5,068,164

Communications Equipment — 0.5%
InterDigital Inc.	8,212	492,884
NetScout Systems Inc.(a)	16,976	432,209

		925,093

Construction & Engineering — 1.6%
Arcosa Inc.	12,874	543,540
Emcor Group Inc.	14,646	1,003,251
MasTec Inc.(a)	15,559	618,937
Valmont Industries Inc.	5,703	691,204

		2,856,932

Construction Materials — 0.5%
Eagle Materials Inc.	11,113	891,596

Consumer Finance — 0.4%
SLM Corp.	100,164	678,110

Containers & Packaging — 1.0%
Graphic Packaging Holding Co.	74,587	1,039,743
Silgan Holdings Inc.	20,724	792,693

		1,832,436

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	13,833	475,025
H&R Block Inc.	51,397	745,257
WW International Inc.(a)	12,444	320,806

		1,541,088

Diversified Telecommunication Services — 1.0%
Iridium Communications Inc.(a)	26,129	715,673
Liberty Latin America Ltd., Class A(a)	12,170	125,108
Liberty Latin America Ltd., Class C, NVS(a)	30,491	311,923
Vonage Holdings Corp.(a)	61,590	736,000

		1,888,704

Electric Utilities — 1.1%
MGE Energy Inc.	9,657	640,549
Otter Tail Corp.	10,812	413,559
PNM Resources Inc.	21,270	898,232

		1,952,340

Electrical Equipment — 1.4%
Acuity Brands Inc.	10,586	1,049,073
EnerSys	11,336	762,459
Sunrun Inc.(a)	21,207	778,085

		2,589,617

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.7%
II-VI Inc.(a)	25,777	$1,307,409
Insight Enterprises Inc.(a)(b)	9,427	469,842
National Instruments Corp.	31,386	1,114,203
Plexus Corp.(a)	7,794	579,016
SYNNEX Corp.	10,997	1,371,766

		4,842,236

Entertainment — 0.6%
Madison Square Garden Entertainment Corp.(a)	4,632	328,224
Madison Square Garden Sports Corp.(a)	4,625	710,816

		1,039,040

Equity Real Estate Investment Trusts (REITs) — 14.5%
Agree Realty Corp.	14,380	963,029
Alexander’s Inc.	561	141,254
American Assets Trust Inc.	12,857	347,139
American Campus Communities Inc.	36,745	1,309,592
Brandywine Realty Trust	45,554	493,350
CareTrust REIT Inc.	25,558	460,555
Corporate Office Properties Trust	29,952	793,129
Cousins Properties Inc.	39,665	1,218,509
CubeSmart	51,695	1,533,791
Four Corners Property Trust Inc.	18,806	473,911
Healthcare Realty Trust Inc.	36,031	1,055,708
Healthcare Trust of America Inc., Class A	58,342	1,610,823
Highwoods Properties Inc.	27,741	1,063,590
Hudson Pacific Properties Inc.	40,935	964,838
JBG SMITH Properties	31,395	910,769
Lexington Realty Trust	73,770	855,732
Life Storage Inc.	12,527	1,229,274
National Storage Affiliates Trust	16,569	510,656
Outfront Media Inc.	38,547	555,462
Paramount Group Inc.	50,990	363,559
Pebblebrook Hotel Trust	34,918	370,131
Physicians Realty Trust	54,090	975,784
Piedmont Office Realty Trust Inc., Class A	33,625	545,061
PotlatchDeltic Corp.	17,878	765,357
PS Business Parks Inc.	5,357	738,998
Rayonier Inc.	36,975	1,027,165
Spirit Realty Capital Inc.	27,489	947,271
STAG Industrial Inc.	39,711	1,294,579
STORE Capital Corp.	59,415	1,407,541
Taubman Centers Inc.	16,451	636,983
Washington REIT	21,998	491,875

		26,055,415

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings Inc.(a)	32,941	1,319,287
Performance Food Group Co.(a)	35,377	991,264
PriceSmart Inc.	5,965	389,932

		2,700,483

Food Products — 2.3%
Cal-Maine Foods Inc.(a)	8,087	355,383
Darling Ingredients Inc.(a)	43,804	1,223,446
Flowers Foods Inc.	51,413	1,169,646
Hain Celestial Group Inc. (The)(a)(b)	20,963	712,323
J&J Snack Foods Corp.	3,987	490,919
Seaboard Corp.	69	186,524

		4,138,241

Gas Utilities — 0.9%
ONE Gas Inc.	14,117	1,068,657
South Jersey Industries Inc.	24,691	576,041

		1,644,698

Security	Shares	Value

Health Care Equipment & Supplies — 0.3%
LivaNova PLC(a)(b)	12,974	$603,810

Health Care Providers & Services — 1.0%
AMN Healthcare Services Inc.(a)(b)	12,544	689,167
Premier Inc., Class A(a)	17,775	621,592
Select Medical Holdings Corp.(a)	28,695	546,353

		1,857,112

Hotels, Restaurants & Leisure — 2.9%
Boyd Gaming Corp.	21,403	506,609
Dunkin’ Brands Group Inc.	21,926	1,506,974
Hilton Grand Vacations Inc.(a)(b)	22,712	461,053
Hyatt Hotels Corp., Class A	9,516	456,768
Marriott Vacations Worldwide Corp.	9,756	825,943
Papa John’s International Inc.	5,949	563,192
Texas Roadhouse Inc.	17,398	977,594

		5,298,133

Household Durables — 2.2%
Helen of Troy Ltd.(a)	6,741	1,268,993
iRobot Corp.(a)	7,446	541,250
Leggett & Platt Inc.	35,329	1,416,339
LGI Homes Inc.(a)(b)	5,825	664,691

		3,891,273

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	2,565	97,111
Central Garden & Pet Co., Class A, NVS(a)	10,471	362,820

		459,931

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	8,701	199,340
Clearway Energy Inc., Class C	21,184	519,855

		719,195

Insurance — 2.8%
Axis Capital Holdings Ltd.	22,512	903,182
Kemper Corp.	16,379	1,286,079
Primerica Inc.	10,889	1,302,978
Selective Insurance Group Inc.	15,944	866,397
White Mountains Insurance Group Ltd.	788	693,542

		5,052,178

Interactive Media & Services — 0.3%
TripAdvisor Inc.	26,905	544,288

IT Services — 1.9%
CSG Systems International Inc.	8,844	372,598
EVERTEC Inc.	15,928	494,564
KBR Inc.	37,998	845,076
ManTech International Corp./VA, Class A	7,224	502,646
Maximus Inc.	16,373	1,215,040

		3,429,924

Leisure Products — 1.6%
Acushnet Holdings Corp.	9,100	346,255
Mattel Inc.(a)	92,634	1,029,164
Polaris Inc.	15,374	1,593,207

		2,968,626

Life Sciences Tools & Services — 0.6%
Syneos Health Inc.(a)	16,690	1,041,289

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 6.7%
Altra Industrial Motion Corp.(b)	17,268	$591,084
Barnes Group Inc.	12,671	467,180
Colfax Corp.(a)(b)	22,434	652,381
Flowserve Corp.	34,748	968,427
ITT Inc.	23,045	1,330,388
John Bean Technologies Corp.(b)	8,456	792,834
Lincoln Electric Holdings Inc.	15,858	1,433,405
Middleby Corp. (The)(a)	14,842	1,232,776
Mueller Industries Inc.	15,171	424,181
Mueller Water Products Inc., Class A	42,163	426,689
Rexnord Corp.	31,971	926,200
SPX Corp.(a)	11,906	500,052
Trinity Industries Inc.	25,175	491,668
Watts Water Technologies Inc., Class A	7,341	615,836
Woodward Inc.(b)	15,137	1,134,367

		11,987,468

Marine — 0.4%
Kirby Corp.(a)(b)	16,032	741,320

Media — 0.6%
Nexstar Media Group Inc., Class A	12,087	1,059,426

Metals & Mining — 0.3%
Compass Minerals International Inc.	9,063	461,669

Mortgage Real Estate Investment — 0.4%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,597	686,483

Oil, Gas & Consumable Fuels — 0.6%
CNX Resources Corp.(a)	50,008	482,577
Murphy Oil Corp.	39,007	515,283

		997,860

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	29,963	948,928

Pharmaceuticals — 0.3%
Axsome Therapeutics Inc.(a)(b)	7,227	515,502

Professional Services — 1.4%
CoreLogic Inc.	21,205	1,445,333
Insperity Inc.	9,731	650,615
Korn Ferry	14,725	413,772

		2,509,720

Real Estate Management & Development — 0.3%
Cushman & Wakefield PLC(a)(b)	44,174	472,662

Road & Rail — 1.3%
Heartland Express Inc.	12,376	251,047
Landstar System Inc.	10,246	1,247,758
Schneider National Inc., Class B	9,059	227,653
Werner Enterprises Inc.	15,315	673,630

		2,400,088

Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology Inc.(a)	28,390	385,962
Cabot Microelectronics Corp.	7,761	1,169,738
Cirrus Logic Inc.(a)	15,588	1,068,245
Cree Inc.(a)	28,882	1,990,547
Diodes Inc.(a)	11,137	572,999
MACOM Technology Solutions Holdings Inc.(a)(b)	12,295	519,587
Onto Innovation Inc.(a)	12,723	481,184

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Synaptics Inc.(a)	9,089	$727,302

		6,915,564

Software — 4.7%
Blackbaud Inc.	13,251	828,718
CDK Global Inc.	32,452	1,475,268
CommVault Systems Inc.(a)	11,350	500,308
j2 Global Inc.(a)	12,104	686,539
LogMeIn Inc.	13,024	1,117,589
Nuance Communications Inc.(a)(b)	75,109	2,054,231
Progress Software Corp.	11,932	415,950
Teradata Corp.(a)	28,973	608,433
Verint Systems Inc.(a)	17,124	768,696

		8,455,732

Specialty Retail — 3.0%
Lithia Motors Inc., Class A	5,918	1,356,110
Murphy USA Inc.(a)	7,324	969,771
RH(a)	4,430	1,273,315
Williams-Sonoma Inc.	20,764	1,808,959

		5,408,155

Textiles, Apparel & Luxury Goods — 1.8%
Columbia Sportswear Co.	7,592	575,777
Crocs Inc.(a)	17,991	646,596
Skechers U.S.A. Inc., Class A(a)	36,363	1,064,709
Steven Madden Ltd.	20,453	433,195
Wolverine World Wide Inc.	21,686	521,331

		3,241,608

Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.	29,540	1,058,418
TFS Financial Corp.	13,483	195,234
WSFS Financial Corp.	13,548	386,524

		1,640,176

Tobacco — 0.2%
Vector Group Ltd.	31,887	281,243

Trading Companies & Distributors — 2.7%
Applied Industrial Technologies Inc.	10,336	652,408
Beacon Roofing Supply Inc.(a)(b)	18,384	572,846
GATX Corp.(b)	9,319	568,366
HD Supply Holdings Inc.(a)	43,256	1,518,286
MSC Industrial Direct Co. Inc., Class A	12,131	800,767
Univar Solutions Inc.(a)	36,984	653,507

		4,766,180

Water Utilities — 0.6%
California Water Service Group	13,008	609,685
SJW Group	6,937	433,285

		1,042,970

Total Common Stocks — 99.9% (Cost: $180,116,935)		179,220,485

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	9,982,419	9,993,399

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	180,000	$180,000

		10,173,399

Total Short-Term Investments — 5.7% (Cost: $10,169,757)		10,173,399

Total Investments in Securities — 105.6% (Cost: $190,286,692)		189,393,884

Other Assets, Less Liabilities — (5.6)%		(9,961,936)

Net Assets — 100.0%		$179,431,948

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,032,962	$—		$(2,039,691	)(a)	$8,518	$(8,390)	$9,993,399	9,982,419	$24,689	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	104,000	76,000	(a)	—		—	—	180,000	180,000	134		—

						$8,518	$(8,390)	$10,173,399		$24,823		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	09/18/20	$148	$5,831

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$179,220,485	$—	$—	$179,220,485
Money Market Funds	10,173,399	—	—	10,173,399

	$189,393,884	$—	$—	$189,393,884

Derivative financial instruments(a)
Assets
Futures Contracts	$5,831	$—	$—	$5,831

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5